Income Tax (Tables)	9 Months Ended
Sep. 30, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,230	1,006	3,834	3,129
In respect of current period U.S.	—	(1)	(1)	(3)
In respect of prior period U.K.	(22)	(86)	(22)	(86)

	1,208	919	3,811	3,040
Deferred tax:
In respect of current period U.S.	(4)	(7)	(13)	(20)
In respect of prior period U.S.	—	—	(1)	—

Income tax credit	1,204	912	3,797	3,020

	September 30, 2020	December 31, 2019
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	8,136	8,477
U.S. tax	4	4

	8,140	8,481

Deferred tax asset
U.S. deferred tax asset	34	46